July 30, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Van Kampen Focus Portfolios, Series 289
          File No.  333-57606        CIK #1123057

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the the Registration Statement was filed electronically with the Commission on July 26, 2004.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.